Deposits - Schedule of Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
2018	$ 1,670,503
2019	401,855
2020	158,555
2021	65,885
2022	78,500
2023 and thereafter	12,190
Total time deposits	$ 2,387,488	$ 2,131,207